[LOGO] VANTAGE INVESTMENT ADVISERS


SPECIAL OPPORTUNITIES  FUND




LINCOLN NATIONAL
SPECIAL OPPORTUNITIES FUND, INC.
ANNUAL REPORT
DECEMBER 31, 2001

LINCOLN NATIONAL
SPECIAL OPPORTUNITIES FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
SPECIAL OPPORTUNITIES FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:                   [VANTAGE INVESTMENT ADVISERS LOGO]

The Fund had a return of 2.2% for the fiscal year ended December 31, 2001, while its benchmarks, the Russell MidCap(TM) Value Index*, the S&P MidCap(TM) 400 Value Index**, and the S&P MidCap(TM) 400 Index *** returned 2.3%, 7.4%, and -0.6%, respectively, for the year. The Fund performed in line with its style specific benchmark, the Russell MidCap(TM) Value Index due to good stock selection in the consumer service and capital goods sectors, although it was partially offset by negative contribution from some utility and technology holdings such as Pacific Gas & Electric and Crown Castle International.
The decline in the U.S. equity markets, that began in March 2000, carried over into 2001. The markets continued to fall due to concerns over a slowing U.S. economy, falling corporate profits, and a weak euro. The decline accelerated after the tragic events of September 11, as another element of uncertainty, consumer confidence, was added to the equation. The U.S. equity markets did finish the year strongly, however, this late rally was not enough to bring most indexes positive for the year. For the first time since 1973-1974, many had now posted two consecutive years of negative performance.
The market's resilience in the fourth quarter was driven by a shift in focus toward the potential for future economic recovery. The Federal Reserve cut rates 11 times in 2001, four of which were between September 17 and the end of December, in its attempt to bring about that recovery. The 175 basis points of rate reduction since September helped push equity valuations upwards, as a portion of the record amount of cash observed in money market funds entered the equity markets.
Looking forward, we maintain a positive long-term view on the economy and the markets. Although it appears that the markets, in the very near term, are slightly ahead of the anticipated pace of economic recovery, we remain committed to our process - blending quantitative screening, fundamental research and risk control - and envision no wholesale changes to the Fund. We continue to hold positions in defensive issues to weather the likely short-term volatility in the market and also more economically sensitive issues to participate in the anticipated improvement in the overall economy.

J. PAUL DOKAS

GROWTH OF $10,000 INVESTED 1/1/92 THROUGH 12/31/01
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P MIDCAP-TM-  S&P MIDCAP-TM-  RUSSELL MIDCAP-TM-
          SPECIAL OPPORTUNITIES    400 INDEX      VALUE INDEX       VALUE INDEX
1/1/92                  $10,000         $10,000         $10,000             $10,000
12/31/92                $10,728         $11,191         $11,602             $12,168
12/31/93                $12,704         $12,753         $13,160             $14,069
12/31/94                $12,577         $12,297         $13,085             $13,769
12/31/95                $16,584         $16,103         $17,539             $18,578
12/31/96                $19,322         $19,194         $20,931             $22,342
12/31/97                $24,761         $25,384         $28,128             $30,022
12/31/98                $26,443         $30,235         $29,441             $31,547
12/31/99                $25,258         $34,686         $30,124             $31,512
12/29/00                $29,309         $40,759         $38,511             $37,556
12/31/01                $29,942         $40,511         $41,261             $38,431

This chart illustrates, hypothetically, that $10,000 was invested in the Special Opportunities Fund on 1/1/92. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $29,942. For comparison, look at how the S&P MidCap 400 Index, S&P MidCap Value Index, and the Russell MidCap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $40,511, $41,261, and $38,431, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENT                    12/31/01
------------------------------------------------
One Year                         +         2.16%
------------------------------------------------
Five Years                       +         9.15%
------------------------------------------------
Ten Years                        +        11.59%
------------------------------------------------

 *The Russell MidCap(TM) Value Index - Measures the performance of those Russell
  MidCap companies with lower price-to-book ratios and lower forecasted growth values. An investor cannot invest directly in the above index which is unmanaged.

 **The S&P MidCap 400 Value Index is the Standard & Poor's Composite Index of mid-sized companies with lower price-to-book ratios and lower forecasted growth rates.

***The S&P MidCap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of mid-sized companies.

The Fund tends to invest in mid-sized value companies. Accordingly, the Fund's performance can be compared to the performance of the Russell MidCap Value Index. The Fund more closely tracks this index and therefore, in the future it will be compared to the Russell Midcap Value Index instead of the S&P 400 Value Index.

                          SPECIAL OPPORTUNITIES FUND 1

LINCOLN NATIONAL
SPECIAL OPPORTUNITIES FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001

                                          NUMBER      MARKET
COMMON STOCK - 99.54%                     OF SHARES   VALUE

-----------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.66%
-----------------------------------------------------------------------
     Northrop Gruman                          43,000  $       4,334,830
     Raytheon                                143,100          4,646,457
-----------------------------------------------------------------------
                                                              8,981,287
AUTOMOBILES & AUTOMOTIVE PARTS - 4.45%
-----------------------------------------------------------------------
  +  AutoNation                              262,000          3,230,460
     Cooper Industries                        75,300          2,629,476
     Dana                                     85,000          1,179,800
     Delphi Automotive Systems               300,000          4,098,000
     Genuine Parts                            49,500          1,816,650
     ITT Industries                           34,400          1,737,200
  +  Lear                                     79,000          3,013,060
     Magna International Class A              30,100          1,910,447
     SPX                                      22,000          3,011,800
     TRW                                      38,000          1,407,520
-----------------------------------------------------------------------
                                                             24,034,413
BANKING & FINANCE - 14.07%
-----------------------------------------------------------------------
     A.G. Edwards                             58,400          2,579,528
     AmSouth Bancorporation                  221,000          4,176,900
     Associated Banc-Corp                     84,500          2,982,005
     Astoria Financial                        60,000          1,587,600
     Banknorth                                97,500          2,195,700
     Bear Stearns                             38,000          2,228,320
     Brascan                                 116,000          2,094,960
     Charter One Financial                    60,270          1,636,331
     Comerica                                 96,000          5,500,799
     Commerce Bancshares                      48,300          1,883,217
     Compass Bancshares                      118,200          3,345,060
     Countrywide Credit Industries            43,000          1,761,710
     Dime Bancorp                             68,000          2,453,440
     FirstMerit                              110,000          2,979,900
     Franklin Resources                       32,000          1,128,640
     Golden State Bancorp                     77,000          2,013,550
     Golden West Financial                    38,600          2,271,610
     Greenpoint Financial                     82,000          2,931,500
     Hibernia Class A                        165,000          2,935,350
     Huntington Bancshares                   114,000          1,959,660
     KeyCorp                                 125,000          3,042,500
  +  Principal Financial                     100,000          2,400,000
     Provident Financial                      83,500          2,194,380
     SouthTrust                              114,000          2,812,380
     Stilwell Financial                      113,900          3,100,358
     TCF Financial                            70,000          3,358,600
     Union Planters                           78,000          3,520,140
     Unionbancal                              58,000          2,204,000
     Zions Bancorporation                     52,000          2,734,160
-----------------------------------------------------------------------
                                                             76,012,298
BUILDINGS & MATERIALS - 1.72%
-----------------------------------------------------------------------
     D.R. Horton                              66,900          2,171,574
     Martin Marietta Materials                65,000          3,029,000
     Masco                                    99,000          2,425,500
  +  Toll Brothers                            38,000          1,668,200
-----------------------------------------------------------------------
                                                              9,294,274
BUSINESS SERVICES - 1.99%
-----------------------------------------------------------------------
  +  Cendant                                 130,400          2,557,144
     Manpower                                 64,000          2,157,440
  +  Republic Services                       149,600          2,987,512
     ServiceMaster                           220,000          3,036,000
-----------------------------------------------------------------------
                                                             10,738,096
CABLE, MEDIA & PUBLISHING - 2.57%
-----------------------------------------------------------------------
  +  Adelphia Communications                 100,500          3,133,590
  +  Cablevision Systems Class A              76,000          3,606,200
  +  Cablevision Systems Corporate
     Rainbow Media                            51,000          1,259,700
     Knight-Ridder                            35,500          2,305,015
                                          NUMBER      MARKET
CABLE, MEDIA & PUBLISHING (CONT.)         OF SHARES   VALUE

-----------------------------------------------------------------------
     McGraw-Hill                              23,000  $       1,402,540
     New York Times                           49,500          2,140,875
-----------------------------------------------------------------------
                                                             13,847,920
CHEMICALS - 4.21%
-----------------------------------------------------------------------
     Air Products & Chemicals                118,000          5,535,380
     Eastman Chemical                         50,100          1,954,902
     Englehard                               101,000          2,795,680
  +  FMC                                      33,100          1,969,450
     PPG Industries                           55,000          2,844,600
     Praxair                                  90,100          4,978,025
     Sigma-Aldrich                            68,000          2,679,880
-----------------------------------------------------------------------
                                                             22,757,917
COMPUTERS & TECHNOLOGY - 3.45%
-----------------------------------------------------------------------
  +  Apple Computer                           89,000          1,949,100
     Autodesk                                 53,000          1,975,310
  +  Cadence Design Systems                   54,700          1,199,024
  +  Ceridian                                142,000          2,662,500
  +  Computer Sciences                        57,000          2,791,860
  +  Imagistics International                  2,880             35,568
     Pitney Bowes                             36,000          1,353,960
  +  Quantum DLT Storage                     198,000          1,950,300
     Scientific-Atlanta                       55,000          1,316,700
  +  Tech Data                                36,900          1,597,032
     Xerox                                   171,100          1,782,862
-----------------------------------------------------------------------
                                                             18,614,216
CONSUMER PRODUCTS - 2.22%
-----------------------------------------------------------------------
     Avon Products                            51,000          2,371,500
     Fortune Brands                          110,900          4,390,531
     Maytag                                   74,000          2,296,220
     Whirlpool                                40,000          2,933,200
-----------------------------------------------------------------------
                                                             11,991,451
DIVERSIFIED REITS - 0.39%
-----------------------------------------------------------------------
     Crescent Real Estate Equities           115,500          2,091,705
-----------------------------------------------------------------------
ELECTRONICS & ELECTRICAL EQUIPMENT - 4.79%
-----------------------------------------------------------------------
  +  Advanced Micro Devices                  120,000          1,903,200
  +  Arrow Electronics                        50,000          1,495,000
  +  Energizer Holdings                      100,000          1,905,000
     Johnson Controls                         19,400          1,566,550
  +  National Semiconductor                  104,000          3,202,160
     PerkinElmer                              60,000          2,101,200
     Symbol Technologies                     128,000          2,032,640
     Teleflex                                 64,000          3,027,840
     Textron                                  91,000          3,772,860
  +  Thermo Electron                          80,000          1,908,800
  +  Vishay Intertechnology                  130,000          2,535,000
  +  Vitesse Semiconductor                    32,500            404,950
-----------------------------------------------------------------------
                                                             25,855,200
ENERGY - 6.55%
-----------------------------------------------------------------------
     Amerada Hess                             48,500          3,031,250
     Apache                                   57,750          2,880,570
     Baker Hughes                             38,000          1,385,860
     Burlington Resources                     35,100          1,317,654
     Devon Energy                             18,300            707,295
     Ensco International                      47,900          1,190,315
     EOG Resources                            55,000          2,151,050
     Equitable Resources                      68,500          2,333,795
     Kerr-McGee                               65,000          3,562,000
     Occidental Petroleum                    108,000          2,865,240
     Questar                                  89,800          2,249,490
  +  Smith International                      16,900            906,178
     Tidewater                                39,600          1,342,440
     Unocal                                   52,200          1,882,854
  +  USX-Marathon                            107,000          3,210,000
     Valero Energy                            66,000          2,515,920
  +  Weatherford International                49,000          1,825,740
-----------------------------------------------------------------------
                                                             35,357,651
FOOD, BEVERAGE & TOBACCO - 4.55%
-----------------------------------------------------------------------
     Adolph Coors                             50,000          2,670,000
     Archer-Daniels-Midland                  348,600          5,002,410
     ConAgra Foods                           234,000          5,562,180
     Hershey Foods                            28,000          1,895,600
     Kellogg                                  54,000          1,625,400
     Pepsi Bottling                           72,000          1,692,000

                          SPECIAL OPPORTUNITIES FUND 2

                                          NUMBER      MARKET
FOOD, BEVERAGE & TOBACCO (CONT.)          OF SHARES   VALUE

-----------------------------------------------------------------------
     RJ Reynolds Tobacco Holdings             35,200  $       1,981,760
     Supervalu                               133,000          2,941,960
     UST                                      34,700          1,214,500
-----------------------------------------------------------------------
                                                             24,585,810
HEALTHCARE & PHARMACEUTICALS - 5.48%
-----------------------------------------------------------------------
     AmeriSource Bergen Class A               36,000          2,287,800
     Becton Dickinson                        125,000          4,143,750
  +  Caremark RX                             120,000          1,957,200
  +  Health Net                               87,500          1,905,750
  +  Healthsouth                             263,000          3,897,660
  +  Henry Schein                             48,000          1,777,440
     Hillenbrand Industries                   54,000          2,984,580
     McKesson                                120,000          4,488,010
     Omnicare                                 94,000          2,338,720
  +  Universal Health Services Class B        42,000          1,796,760
  +  Wellpoint Health Networks                17,300          2,021,505
-----------------------------------------------------------------------
                                                             29,599,175
HOTEL REITS - 0.37%
-----------------------------------------------------------------------
     Host Marriott                           221,000          1,989,000
-----------------------------------------------------------------------
INDUSTRIAL MACHINERY - 1.54%
-----------------------------------------------------------------------
     Deere                                    49,400          2,156,804
     Ingersoll-Rand                           95,000          3,971,950
     Rockwell International                  122,500          2,187,850
-----------------------------------------------------------------------
                                                              8,316,604
INSURANCE - 7.51%
-----------------------------------------------------------------------
     Allmerica Financial                      45,200          2,013,660
     American Financial                       60,000          1,473,000
     Aon                                      45,000          1,598,400
     Fidelity National Financial             109,000          2,703,200
     Jefferson-Pilot                          81,450          3,768,692
     Loews                                    37,000          2,049,060
     MBIA                                     56,000          3,003,280
     MGIC Investment                          35,000          2,160,200
     Mony                                     82,000          2,834,740
     Old Republic International               99,000          2,772,990
     PMI                                      40,000          2,680,400
     Progressive                              16,000          2,388,800
     Saint Paul                               95,900          4,216,723
     Torchmark                                72,000          2,831,760
     UnumProvident                           151,700          4,021,567
-----------------------------------------------------------------------
                                                             40,516,472
LEISURE, LODGING & ENTERTAINMENT - 3.70%
-----------------------------------------------------------------------
     Brunswick                                89,700          1,951,872
     Callaway Golf                            93,000          1,780,950
     Eastman Kodak                            36,700          1,080,081
  +  Mandalay Resorts                        104,000          2,225,600
     Marriott International Class A           88,800          3,609,720
     Mattel                                   77,000          1,324,400
  +  Metro-Goldwyn-Mayer                      70,000          1,533,000
  +  MGM Mirage                               96,000          2,771,520
     Starwood Hotels & Resorts Worldwide      57,000          1,701,450
     Viad                                     85,000          2,012,800
-----------------------------------------------------------------------
                                                             19,991,393
MALLS REITS - 0.58%
-----------------------------------------------------------------------
     Simon Property                          106,000          3,108,980
-----------------------------------------------------------------------
METALS & MINING - 0.59%
-----------------------------------------------------------------------
     Precision Castparts                      78,500          2,217,625
  +  Shaw                                     41,200            968,200
-----------------------------------------------------------------------
                                                              3,185,825
MULTIFAMILY REITS - 0.69%
-----------------------------------------------------------------------
     Equity Residential Properties           129,600          3,720,816
-----------------------------------------------------------------------
OFFICE & INDUSTRIAL REITS - 2.68%
-----------------------------------------------------------------------
     AMB Property                             74,000          1,924,000
     Duke Realty                             105,000          2,554,650
     Equity Office Properties Trust          178,000          5,354,240
                                          NUMBER      MARKET
OFFICE & INDUSTRIAL REITS (CONT.)         OF SHARES   VALUE

-----------------------------------------------------------------------

     Mack-Cali Realty                         68,200          2,115,564
     ProLogis Trust                          117,500          2,527,425
-----------------------------------------------------------------------
                                                             14,475,879
PAPER & FOREST PRODUCTS - 1.75%
-----------------------------------------------------------------------
     Boise Cascade                            62,000  $       2,108,620
     Georgia-Pacific                         115,000          3,175,150
     Temple-Inland                            40,000          2,269,200
     Westvaco                                 66,000          1,877,700
-----------------------------------------------------------------------
                                                              9,430,670
RETAIL - 5.94%
-----------------------------------------------------------------------
     Albertson's                              97,000          3,054,530
  +  Brinker International                   117,000          3,481,920
     Circuit City Stores                     141,800          3,679,710
  +  Federated Department Stores             117,000          4,785,300
     J.C. Penney                             147,000          3,954,300
     Limited                                  96,000          1,413,120
     May Department Stores                    76,000          2,810,480
     Nordstrom                                68,000          1,375,640
  +  Saks                                    282,000          2,633,880
  +  Toys R Us                               152,000          3,152,480
     Winn-Dixie Stores                       120,000          1,710,000
-----------------------------------------------------------------------
                                                             32,051,360
TELECOMMUNICATIONS - 2.30%
-----------------------------------------------------------------------
  +  Broadwing                                68,000            646,000
     Century Telecommunications              114,000          3,739,200
     Corning                                 155,000          1,382,600
  +  Crown Castle                            215,000          2,296,200
     Harris                                   41,800          1,275,318
  +  Nextel Partners                         150,000          1,800,000
     Telephone & Data Systems                 14,200          1,274,450
-----------------------------------------------------------------------
                                                             12,413,768
TEXTILES, APPAREL & FURNITURE - 1.19%
-----------------------------------------------------------------------
     Newell Rubbermaid                       136,000          3,749,520
  +  Skechers USA Class A                    183,000          2,675,460
-----------------------------------------------------------------------
                                                              6,424,980
TRANSPORTATION & SHIPPING - 1.46%
-----------------------------------------------------------------------
     Alexander & Baldwin                      55,000          1,468,500
     Burlington Northern Santa Fe             56,300          1,606,239
     CSX                                      86,400          3,028,320
     Union Pacific                            30,800          1,755,600
-----------------------------------------------------------------------
                                                              7,858,659
UTILITIES - 11.14%
-----------------------------------------------------------------------
     Allegheny Energy                         87,100          3,154,762
     Ameren                                   96,000          4,060,800
     Black Hills                              40,000          1,353,600
     Cinergy                                 102,500          3,426,575
     Consolidated Edison                     100,000          4,036,000
     Constellation Energy                    111,500          2,960,325
     Entergy                                 107,000          4,184,770
     FirstEnergy                             125,700          4,396,986
     FPL                                      69,000          3,891,600
     Keyspan                                 115,000          3,984,750
     NiSource                                 61,400          1,415,884
  +  NRG Energy                               97,000          1,503,500
     Potomac Electric Power                  102,500          2,313,425
     PPL                                     101,000          3,519,850
     Progress Energy                          57,000          2,566,710
     Public Service Enterprise                70,000          2,953,300
     Reliant Energy                           73,900          1,959,828
     Sempra Energy                           146,700          3,601,485
     Wisconsin Energy                        126,000          2,842,560
     Xcel Energy                              73,000          2,025,020
-----------------------------------------------------------------------
                                                             60,151,730
TOTAL COMMON STOCK
 (Cost $491,677,278)                                        537,397,549
-----------------------------------------------------------------------

                          SPECIAL OPPORTUNITIES FUND 3

                                          PRINCIPAL   MARKET
COMMERCIAL PAPER - 0.56%                  AMOUNT      VALUE

-----------------------------------------------------------------------
     Volkswagen 1.75% 1/2/02              $3,025,000  $       3,024,853
-----------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $3,024,853)                                            3,024,853
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.10%
 (Cost $494,702,131)                                        540,422,402
-----------------------------------------------------------------------
Liabilities Net of Receivables and Other
 Assets - (0.10%)                                              (552,233)
-----------------------------------------------------------------------
NET ASSETS - 100.0%
-----------------------------------------------------------------------
     (Equivalent to $26.006 per share
      based on 20,759,760 shares issued
      and outstanding)                                $     539,870,169
-----------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001:
     Common Stock, par value $.01 per
      share, 50,000,000 authorized
      shares                                          $         207,598
     Paid in capital in excess of par
      value of shares issued                                491,168,867
     Undistributed net investment income                      1,374,880
     Accumulated net realized gain on
      investments                                             1,398,553
     Net unrealized appreciation of
      investments                                            45,720,271
-----------------------------------------------------------------------
TOTAL NET ASSETS                                      $     539,870,169
-----------------------------------------------------------------------

+ NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDING DECEMBER 31, 2001. REIT - REAL ESTATE INVESTMENT TRUST.

See accompanying notes to financial statements.

                          SPECIAL OPPORTUNITIES FUND 4

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends                                          $11,196,018
---------------------------------------------------------------
 Interest                                                93,937
---------------------------------------------------------------
  TOTAL INVESTMENT INCOME                            11,289,955
---------------------------------------------------------------

EXPENSES:
 Management fees                                      2,144,808
---------------------------------------------------------------
 Accounting fees                                        224,899
---------------------------------------------------------------
 Printing and postage                                    90,694
---------------------------------------------------------------
 Custody fees                                            38,587
---------------------------------------------------------------
 Professional fees                                       16,502
---------------------------------------------------------------
 Directors fees                                           3,850
---------------------------------------------------------------
 Other                                                   33,771
---------------------------------------------------------------
                                                      2,553,111
---------------------------------------------------------------
Less:
---------------------------------------------------------------
 Expenses paid indirectly                                (5,750)
---------------------------------------------------------------
 Reimbursement from the Advisor                        (199,940)
---------------------------------------------------------------
  TOTAL EXPENSES                                      2,347,421
---------------------------------------------------------------
NET INVESTMENT INCOME                                 8,942,534
---------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                   20,001,395
---------------------------------------------------------------
  Net change in unrealized
  appreciation/depreciation of investments          (18,926,319)
---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS       1,075,076
---------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                          $10,017,610
---------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED          YEAR ENDED
                                          12/31/01            12/31/00
                                          --------------------------------------
Changes from operations:
 Net investment income                    $        8,942,534  $       11,118,733
--------------------------------------------------------------------------------
 Net realized gain (loss) on investments          20,001,395         (13,721,283)
--------------------------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation on
 investments                                     (18,926,319)         68,878,839
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   10,017,610          66,276,289
--------------------------------------------------------------------------------
Dividends and distributions to
shareholders from:
 Net investment income                            (7,567,654)        (10,090,445)
--------------------------------------------------------------------------------
 Net realized gain on investments                         --        (101,024,374)
--------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS                                    (7,567,654)       (111,114,819)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                       1,133,219         (84,516,019)
--------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           3,583,175        (129,354,549)
--------------------------------------------------------------------------------
Net Assets, at beginning of period               536,286,994         665,641,543
--------------------------------------------------------------------------------
NET ASSETS, AT END OF PERIOD              $      539,870,169  $      536,286,994
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          SPECIAL OPPORTUNITIES FUND 5

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                     YEAR ENDED DECEMBER 31,
                                     2001      2000      1999        1998      1997
                                     --------------------------------------------------
Net asset value, beginning of
  period                             $ 25.846  $ 28.225  $ 33.416    $ 35.056  $ 29.423

Income (loss) from investment
  operations:
 Net investment income(1)               0.431     0.536     0.482       0.470     0.477
 Net realized and unrealized gain
   (loss) on investments                0.098     3.153    (1.779)      1.795     7.293
                                     --------------------------------------------------
 Total from investment operations       0.529     3.689    (1.297)      2.265     7.770
                                     --------------------------------------------------

Less dividends and distributions
  from:
 Net investment income                 (0.369)   (0.494)   (0.373)     (0.862)        -
 Net realized gain on investments           -    (5.574)   (3.521)     (3.043)   (2.137)
                                     --------------------------------------------------
 Total dividends and distributions     (0.369)   (6.068)   (3.894)     (3.905)   (2.137)
                                     --------------------------------------------------
Net asset value, end of period       $ 26.006  $ 25.846  $ 28.225    $ 33.416  $ 35.056
                                     ==================================================

 Total Return(2)                         2.16%    16.04%    (4.48%)      6.79%    28.15%

Ratios and supplemental data:
 Ratio of expenses to average net
   assets                                0.48%     0.49%     0.44%       0.42%     0.42%
 Ratio of net investment income to
   average net assets                    1.65%     2.15%     1.46%       1.44%     1.57%
 Portfolio Turnover                        73%       75%       96%         76%       74%
 Net assets, end of period (000
   omitted)                          $539,870  $536,287  $665,642    $917,796  $872,822

(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2001, and 2000.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                          SPECIAL OPPORTUNITIES FUND 6

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001 the custodial fees offset arrangements amounted to $5,750.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Vantage Investment Advisors (VIA) (the "Advisor") is responsible for overall management of the Fund's securities investments and provides certain administrative services to the Fund. VIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM) and Vantage Investment Advisors, Inc. (Vantage), indirect wholly-owned subsidiaries of LNC, served as the advisor and sub-advisor, respectively, to the Fund under substantially identical terms. Effective January 1, 2001, LIM and Vantage were reorganized and contributed to DMBT.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

                          SPECIAL OPPORTUNITIES FUND 7

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed
$46 thousand to the Fund. Subsequent to December 31, 2001, the Fund and the Advisor reached an agreement whereby the Advisor will reimburse an additional $154 thousand to the Fund, and at December 31, 2001, the Fund has accrued a receivable of $154 thousand. In addition, the Advisor has agreed to waive a portion of its fee in the amount of approximately $86 thousand annually, effective January 1, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

The cost of investments for federal income tax purposes was $495,475,881. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the year ended December 31, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation, and the net unrealized appreciation at December 31, 2001 are as follows:

                           AGGREGATE     AGGREGATE     GROSS         GROSS          NET
                           COST OF       PROCEEDS      UNREALIZED    UNREALIZED     UNREALIZED
                           PURCHASES     FROM SALES    APPRECIATION  DEPRECIATION   APPRECIATION
                           ---------------------------------------------------------------------
                           $390,960,158  $386,529,055  $67,429,084   $(22,482,563)  $44,946,521

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                          2001               2000
                                          ------------------------------------
Ordinary income                           $       7,567,654  $      10,090,445
Long-term capital gain                                   --        101,024,374
                                          -----------------  -----------------
Total                                     $       7,567,654  $     111,114,819
                                          =================  =================

In addition, the Fund declared an ordinary income consent dividend of $1,028,288 in 2000. Such amount has been deemed paid and contributed to the Fund as additional Paid in Capital.

As of December 31, 2001, the components of net assets on a tax basis were as follows:

Paid in Capital                                     $491,376,465
Undistributed ordinary income                          1,374,880
Undistributed long-term capital gain                   2,330,305
Post-October losses                                    (158,002)
Unrealized appreciation                               44,946,521
                                                    ------------
Net Assets                                          $539,870,169
                                                    ============

Post-October losses represent losses realized on investments transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                         SHARES ISSUED UPON
                                         REINVESTMENT OF                                     NET INCREASE (DECREASE)
                 CAPITAL                 DIVIDENDS AND            CAPITAL SHARES             RESULTING FROM CAPITAL
                 SHARES SOLD             DISTRIBUTIONS            REDEEMED                   SHARE TRANSACTIONS
                 ----------------------------------------------------------------------------------------------------
                 SHARES     AMOUNT       SHARES     AMOUNT        SHARES      AMOUNT         SHARES      AMOUNT
                 ----------------------------------------------------------------------------------------------------
Year ended
  December 31,
  2001:          1,340,283  $34,495,032    314,284  $  7,567,654  (1,644,323) $ (40,929,467)     10,244  $  1,133,219

Year ended
  December 31,
  2000:            517,655   13,038,508  4,798,376   111,114,819  (8,150,420)  (208,669,346) (2,834,389)  (84,516,019)

                          SPECIAL OPPORTUNITIES FUND 8

6. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding as December 31, 2001, or at any time during the year.

8. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

     (A)            (B)
     LONG-TERM      ORDINARY       TOTAL          (C)
     CAPITAL GAINS  INCOME         DISTRIBUTIONS  QUALIFYING(1)
     DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)    DIVIDENDS
     ----------------------------------------------------------
     --             100%           100%           100%

Items (A) and (B) are based on a percentage of the Fund's total distributions. Item (C) is based on a percentage of ordinary income of the Funds.

(1)QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

                          SPECIAL OPPORTUNITIES FUND 9

REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Special Opportunities Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Special Opportunities Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 18, 2002

                         SPECIAL OPPORTUNITIES FUND 10

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                           (2)                  (3)                                       (5)            (6)
NAME, ADDRESS AND AGE         POSITION(S) HELD     TERM OF OFFICE      (4)                   NUMBER OF      OTHER DIRECTORSHIPS
                              WITH THE FUND        AND LENGTH OF       PRINCIPAL             PORTFOLIOS IN  HELD BY DIRECTOR
                                                   TIME SERVED(2)      OCCUPATION(S)         FUND COMPLEX
                                                                       DURING THE PAST       OVERSEEN BY
                                                                       5 YEARS               THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)         Chairman, President  November 1, 1994    Vice President, The        11        Director, Board of
1300 S. Clinton Street        and Director         to present          Lincoln National                     Managers, Lincoln
Fort Wayne, IN 46802                                                   Life Insurance                       National Variable
Age 49                                                                 Company, Fort Wayne,                 Annuity Fund A; Lincoln
                                                                       Indiana                              Retirement Services
                                                                                                            Company, LLC
Steven M. Kluever(1)          Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President            present             President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 39                                                                 Life Insurance,
                                                                       Company
Eric C. Jones(1)              Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President and Chief  present             President, The
Fort Wayne, IN 46802          Financial Officer                        Lincoln National
Age 40                                                                 Life Insurance
                                                                       Company
Cynthia A. Rose(1)            Secretary            February 14, 1995   Secretary Assistant        11        None
1300 S. Clinton Street                             to present          Vice President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 47                                                                 Life Insurance
                                                                       Company
John B. Borsch                Director             December 14, 1981   Retired; formerly          11        Director, Board of
1776 Sherwood Road                                 to present          Associate Vice                       Managers, Lincoln
Des Plaines, IL 60016                                                  President,                           National Variable
Age 68                                                                 Investments,                         Annuity Fund A; Lincoln
                                                                       Northwestern                         Retirement Services
                                                                       University,                          Company, LLC
                                                                       Evanston, Illinois
Nancy L. Frisby               Director             April 15, 1992 to   Vice President and         11        Director, Board of
DeSoto Memorial Hospital                           present             Chief Financial                      Managers, Lincoln
900 N. Robert Avenue                                                   Officer, DeSoto                      National Variable
Arcadia, FL 34265                                                      Memorial Hospital,                   Annuity Fund A; Lincoln
Age 60                                                                 Arcadia, Florida                     Retirement Services
                                                                                                            Company, LLC
Barbara S. Kowalczyk          Director             November 2, 1993    Senior Vice                11        Lincoln National
Lincoln Financial Group                            to present          President and                        Management Corporation;
Centre Square, West Tower                                              Director, Corporate                  Lincoln Financial Group
1500 Market St., Ste. 3900                                             Planning and                         Foundation, Inc.;
Philadelphia, PA 19102-2112                                            Development, Lincoln                 Director, Board of
Age 50                                                                 National                             Managers, Lincoln
                                                                       Corporation,                         National Variable
                                                                       Philadelphia,                        Annuity Fund A
                                                                       Pennsylvania
                                                                       (Insurance Holding
                                                                       Company) Director,
                                                                       Lincoln Life &
                                                                       Annuity Company of
                                                                       New York, Director,
                                                                       Lincoln National
                                                                       (U.K.) PLC
                                                                       (Financial Services
                                                                       Company)
Kenneth G. Stella             Director             February 10, 1998   President, Indiana         11        First National Bank;
Indiana Hospital & Health                          to present          Hospital & Health                    Director, Board of
Association                                                            Association,                         Managers, Lincoln
1 American Square Ste. 1900                                            Indianapolis,                        National Variable
Indianapolis, IN 46282                                                 Indiana                              Annuity Fund A
Age 58
Frederick J. Crawford(1)      Vice President and   December 29, 2000   Vice President and         11        Director of Lincoln
Lincoln Financial Group       Treasurer            to present          Treasurer, Lincoln                   National Reinsurance
Centre Square, West Tower                                              National Corp.;                      Company (Barbados)
1500 Market St., Ste. 3900                                             President and Market                 Limited; The Financial
Philadelphia, PA 19102-2112                                            Manager Greater                      Alternative, Inc.;
Age 37                                                                 Cincinnati Region                    Financial Alternative
                                                                       Bank One, N.A.; and                  Resourced, Inc.;
                                                                       First Vice President                 Financial
                                                                       and Senior Banker,                   Choices, Inc.;
                                                                       Division of First                    Financial Investment
                                                                       Chicago NBD                          Services, Inc.;
                                                                                                            Financial Investments,
                                                                                                            Inc.; The Financial
                                                                                                            Resources
                                                                                                            Department, Inc.;
                                                                                                            Investment
                                                                                                            Alternatives, Inc.; The
                                                                                                            Investment
                                                                                                            Center, Inc.; The
                                                                                                            Investment
                                                                                                            Group, Inc.; Lincoln
                                                                                                            National Financial
                                                                                                            Institutions
                                                                                                            Group, Inc.; Personal
                                                                                                            Financial
                                                                                                            Resources, Inc.;
                                                                                                            Personal Investment
                                                                                                            Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY, P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNATION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                         SPECIAL OPPORTUNITIES FUND 11

                                                    Presorted Standard
                                                       US Postage
                                                          Paid
                                                        Permit 552
                                                      Hackensack NJ










Lincoln National Life Insurance Co. (Lincoln Life)        Securities offered through, and annuities issued by, The Lincoln
Fort Wayne, IN 46802                                      National Life Insurance Company, Ft. Wayne, IN.  Securities also
800-4LINCOLN (800-454-6265)                               distributed by other broker-dealers with effective selling agreements.
www.LincolnLife.com
                                                          Lincoln Financial Group is the marketing name for Lincoln National
                                                          Corporation and its affiliates.


(C)2002 The Lincoln National Life Insurance Co.
Form 19875A-LN Spec. Opp. 2/02                                          February 02 [RECYCLE LOGO]